Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Change in Accrued Product Warranty Cost

Change in accrued product warranty cost for the years ended March 31, 2012 and 2011 is summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥28,531	¥23,758	$347,939
Addition	28,234	27,091	344,317
Utilization	(26,211)	(21,352)	(319,646)
Other	(20)	(966)	(244)

Balance at end of year	¥30,534	¥28,531	$372,366